Finance Expense (Income), Net	12 Months Ended
Dec. 31, 2022
Finance Expense (Income), Net [Abstract]
Finance Expense (Income), net

Note 16 - Finance Expense (Income), net

A.

Expenses on account of warrants

These expenses are related mainly to the fair value adjustments of warrants. The 2020 and 2019 warrants included a cashless exercise feature, which expired on July 17, 2020, May 20, 2020, September 12, 2019, respectively, when the Company filed a registration statement with the SEC, registering the shares that will derive from future exercise of these warrants.

B.	Finance expenses and income

	For the year ended December 31
	2022	2021	2020
	USD thousands
Finance expenses
Fees and interest expense	67	79	56
Loss from exchange rate differences, net	-	133	5
	67	212	61

	For the year ended December 31
	2022	2021	2020
	USD thousands
Finance income
Interest income from deposits	(532)	(320)	(254)
Income from exchange rate differences, net	(62)	-
Changes in fair value of finance instruments	(245)	-
Other	(71)	-
	(910)	(320)	(254)